Significant accounting judgments, estimates and assumptions (Details 1) - C G U [Member] $ in Millions	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 423,473.0
Goodwill	$ 381,125.0
Discount rate	14.50%
Carrying amount	3.40%